Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions
Related Party Transactions

13) Related Party Transactions

(a) Related Parties

Net income (expense) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2021 and 2020 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$1,866	$105	$1,866	$4,883
Operating expenses:
Vessel operating expenses (2)	5,000	4,392	7,752	6,856
Technical and operational management fee from KNOT to Vessels (3)	2,106	1,703	4,214	3,406
Operating expenses from other related parties (4)	172	66	299	229
General and administrative expenses:
Administration fee from KNOT Management (5)	379	244	666	474
Administration fee from KOAS (5)	201	165	395	323
Administration fee from KOAS UK (5)	19	31	37	61
Administration and management fee from KNOT (6)	20	40	29	85
Total income (expenses)	$(6,031)	$(6,536)	$(11,526)	$(6,551)

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$134	$47
Total	$134	$47
(1)	Time charter income from KNOT: On December 17, 2018, the Partnership's subsidiary that owns the Windsor Knutsen and Royal Dutch Shell ("Shell") agreed to suspend the vessel's time charter contract. The suspension period commenced March 4, 2019 and ended April 5, 2020, when the vessel was redelivered to Shell. During the suspension period, the Windsor Knutsen operated under a time charter contract with Knutsen Shuttle Tankers Pool
AS on the same terms as the existing time charter contract with Shell. After completing its drydock in the second quarter of 2021, the Bodil Knutsen has operated under a time charter with Knutsen Shuttle Tankers Pool AS for an initial three-month period commencing on May 13, 2021 and then on a rolling one-month basis.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew onboard the vessel.
(5)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(6)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(7)	Drydocking supervision fee from KNOT and KOAS : KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Transactions with Management and Directors

See the footnotes to Note 13(a)—Related Party Transactions for a discussion of transactions with management and directors included in the consolidated statements of operations.

(c) Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Trading balances due from KOAS	$55	$170
Trading balances due from KNOT and affiliates (1)	1,707	5,556
Amount due from related parties	$1,762	$5,726
Trading balances due to KOAS	$2,489	$1,596
Trading balances due to KNOT and affiliates	961	544
Amount due to related parties	$3,450	$2,140

(1) On December 31, 2020, the Partnership's wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT's 100% interest in KNOT Shuttle Tankers 34 AS ("KNOT 34"), the company that owns and operates the Tove Knutsen.

Trading balances due from KNOT and affiliates as of December 31, 2020 includes the post-closing settlement amount of $3.6 million related to the acquisition of the Tove Knutsen.

Amounts due from (to) related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(d) Trade accounts payable

Trade accounts payable to related parties are included in total trade accounts payable in the balance sheet. The balances to related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Trading balances due to KOAS	$920	$1,304
Trading balances due to KNOT and affiliates	522	902
Trade accounts payables to related parties	$1,442	$2,206

Trading balances from KNOT and affiliates are included in other current assets in the balance sheet. The balances from related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2021	2020
Balance Sheet:
Trading balances due from KNOT and affiliates	$893	$1,697
Trading balances due from KOAS	353	450
Other current assets from related parties	$1,246	$2,147